Schedule I, Condensed Financial Statements, Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Profit/(Loss) Reconciliation [Abstract]
Profit/(loss) for the period	$ (111,804)	$ (4,855)	$ (209,005)
Additional profit/(loss) if subsidiaries had been accounted for using the equity method of accounting as opposed to cost method	5,351	6,646	7,844
Equity Reconciliation [Abstract]
Shareholders equity	1,895,453	1,959,111	2,023,501	$ 1,839,631
Parent [Member]
Basis of Presentation [Abstract]
Cash dividend receivable from subsidiaries	10,383	29,737	18,400
Profit/(Loss) Reconciliation [Abstract]
Profit/(loss) for the period	52,565	31,263	(219,615)
Additional profit/(loss) if subsidiaries had been accounted for using the equity method of accounting as opposed to cost method	(164,369)	(36,118)	10,610
Equity Reconciliation [Abstract]
Shareholders equity	2,087,059	2,153,420	2,158,021
Additional shareholders equity if subsidiaries had been accounted for using the equity method of accounting as opposed to cost method	$ (191,606)	$ (194,309)	$ (134,520)